COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12- COMMITMENTS AND CONTINGENCIES

Commitments

On January 5, 2022, Funan Modern Recycling Agriculture Investment Co., Ltd. (“FMRA”) signed an agreement with AUFP to fund AUFP 115 million RMB ($18.09 million) on the expansion of composting facilities including 6 bunkers and 22 tunnels. According to the agreement, AUFP transfers the land use right of 46,662 square meters which the composting facilities will be constructed on to FMRA and starts to pay rent for 10 years after AUFP uses the facilities. Once rents are paid, FMRA transfers the land use right and deed of composting facilities to AUFP. All the costs related to the transfer of land use right are paid by FMRA.

Legal contingencies

Management has identified certain legal mattes where we believe an unfavorable outcome is reasonably estimated. Management believes that the total liabilities of the Company that may arise as a result of currently pending proceedings will not have a material adverse effect on the Company taken as a whole.

On September 3, 2021, Anhui Daquan Construction Company ("Daquan”) filed a lawsuit against Funan Zhihua Mushroom Co., Ltd. (a merged company, “Zhihua”) on unpaid contractual price of $48,744. Zhihua has a dispute on construction quality which did not meet the requirements specified in the contract and filed a lawsuit for $26,095 of damage. On June 6, 2023, Daquan paid $26,095 to Zhihua to settle the lawsuit.

On November 10, 2022, Funan Yuanlangju Construction Co., Ltd. filed a lawsuit against AUFP for $60,147. The plaintiff sold construction materials to AUFP. AUFP had a dispute with the plaintiff over the amount of the sale. On July 7, 2023, the two parties reached a settlement that AUFP paid the plaintiff $50,740 in 2023.

On December 2, 2022, Liu Pengpeng filed a lawsuit against AUFP for $66,066. Liu Pengpeng signed a contract with AUFP on installation work and drainage construction. Liu Pengpeng breached the contract and failed to complete the construction work on time which caused a loss to AUFP. On July 7, 2023, Liu Pengpeng withdrew the lawsuit. On November 20, 2023, Liu Pengpeng filed a lawsuit for the same claim.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Commitments

On January 5, 2022, Funan Modern Recycling Agriculture Investment Co., Ltd. (“FMRA”) signed an agreement with AUFP to fund AUFP 115 million RMB ($18.09 million) on the expansion of composting facilities including 6 bunkers and 22 tunnels. According to the agreement, AUFP transfers the land use right of 46,662 square meters which the composting facilities will be constructed on to FMRA and starts to pay rent for 10 years after AUFP uses the facilities. Once rents are paid, FMRA transfers the land use right and deed of composting facilities to AUFP. All the costs related to the transfer of land use right are paid by FMRA. The facilities were in construction at the end of December 31, 2023.

Legal contingencies

The Company is involved in some legal proceedings, which involve disputes over contracts and do not relate to any governmental agency or regulatory inquiries. Management has identified certain legal matters where we believe an unfavorable outcome is reasonably estimated. Management believes that the total liabilities of the Company that may arise as a result of currently pending proceedings will not have a material adverse effect on the Company, taken as a whole.

On September 3, 2021, Anhui Daquan Construction Company ("Daquan”) filed a lawsuit against Funan Zhihua Mushroom Co., Ltd. (a merged company, “Zhihua”) on unpaid contractual price of $48,744. Zhihua has a dispute on construction quality which did not meet the requirements specified in the contract and filed a lawsuit for $26,095 of damage. On June 6, 2023, Daquan paid $26,095 to Zhihua to settle the lawsuit.

On November 10, 2022, Funan Yuanlangju Construction Co., Ltd. filed a lawsuit against AUFP for $60,147. The plaintiff sold construction materials to AUFP. AUFP had a dispute with the plaintiff over the amount of the sale. On July 7, 2023, the two parties reached a settlement that AUFP paid the plaintiff $50,740 in 2023.

On December 2, 2022, Liu Pengpeng filed a lawsuit against AUFP for $66,066. Liu Pengpeng signed a contract with AUFP on installation work and drainage construction. Liu Pengpeng breached the contract and failed to complete the construction work on time which caused a loss to AUFP. On July 7, 2023, Liu Pengpeng withdrew the lawsuit. On November 20, 2023, Liu Pengpeng filed a lawsuit for the same claim.